Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2025	Oct. 31, 2024
Basic earnings per common share
Net income attributable to common shareholders		$ 7,283	$ 7,286
Foreign currency loss on redemption of Subordinated Additional Tier 1 Capital Notes	[1]	(22)
Net income attributable to common shareholders used to calculate basic earnings per common share		$ 7,261	$ 7,286
Weighted average number of common shares outstanding		1,244	1,226
Basic earnings per common share	[2]	$ 5.84	$ 5.94
Diluted earnings per common share
Net income attributable to common shareholders used to calculate basic earnings per common share		$ 7,261	$ 7,286
Dilutive impact of share-based payment options and others	[3]	(181)	(49)
Net income attributable to common shareholders (diluted)		$ 7,080	$ 7,237
Weighted average number of common shares outstanding		1,244	1,226
Dilutive impact of share-based payment options and others	[3]	4	6
Weighted average number of diluted common shares outstanding		1,248	1,232
Diluted earnings per common share	[2]	$ 5.67	$ 5.87

[1]	Refer to Note 23 (b) for further details on the redemption of the equity instrument.
[2]	Earnings per share calculations are based on full dollar and share amounts.
[3]	Certain options were not included in the calculation of diluted earnings per share as they were anti-dilutive.